Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity Information
Entity Registrant Name	Global Boatworks Holdings, Inc.
Entity Central Index Key	0001647705
Document Type	8-K/A
Document Period End Date	Sep. 23, 2020
Amendment Flag	true
Entity Tax Identification Number	81-0750562
Amendment Description	Amendment #2
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2020
Incorporation State	DE
Entity File Number	000-55646